Investees (Details 2) ₪ in Millions, $ in Millions		12 Months Ended
	Aug. 04, 2009	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Current assets		₪ 5,335	[1]		₪ 3,991		$ 1,538
Non-current assets		15,304	[1]		16,154		4,415
Current liabilities		4,111	[1]		4,256		1,186
Non-current liabilities		13,442	[1]		12,588		3,877
Total net assets		20,639	[1]		20,145		5,953
Carrying amount of non-controlling interests		1,840	[1]		2,131		$ 531
Revenues		9,789	[1]	$ 2,823	10,084	₪ 9,985
Profit		741	[1]	213	488	1,136
Other comprehensive income		(8)		(2)	(15)	7
Total comprehensive income		733	[1]	211	473	1,143
Profit (loss) attributable to non-controlling interests		663	[1]	191	724	926
Total comprehensive Income (loss) attributable to non-controlling interests		657	[1]	190	713	931
Cash flow from operating activities		3,487	[1]	1,005	3,462	3,652
Cash flow from investing activities		(1,128)	[1]	(325)	(948)	310
Cash flow from financing activities without dividend to non-controlling interests		(735)	[1]	(212)	(2,333)	(4,094)
Dividend paid to non-controlling interests		(948)	[1]	(273)	(1,062)	(1,232)
Total increase (decrease) in cash and cash equivalents		₪ 1,624	[1]	$ 468	₪ 181	₪ (132)
Bezeq [Member]
Disclosure of subsidiaries [line items]
Rate of ownership interests held by non-controlling interests %	100.00%	73.66%		73.66%	73.66%	69.44%
Current assets		₪ 4,823			₪ 3,559	₪ 3,771
Non-current assets		12,367			13,083	14,426
Current liabilities		3,857			3,966	4,905
Non-current liabilities		10,848			10,270	10,041
Total net assets		2,485			2,406	3,251
Carrying amount of non-controlling interests		1,840			2,131	2,346
Revenues		9,789			10,084	9,985
Profit		858			989	1,336
Other comprehensive income		(8)			(15)	7
Total comprehensive income		850			974	1,343
Profit (loss) attributable to non-controlling interests		663			724	926
Total comprehensive Income (loss) attributable to non-controlling interests		657			713	931
Cash flow from operating activities		3,525			3,526	3,740
Cash flow from investing activities		(1,148)			(1,567)	283
Cash flow from financing activities without dividend to non-controlling interests		104			(804)	(2,896)
Dividend paid to non-controlling interests		(948)			(1,062)	(1,232)
Total increase (decrease) in cash and cash equivalents		₪ 1,533			₪ 93	₪ (105)

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.